Summary of Significant Accounting Policies - Schedule of Expected Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Leasehold property [Member]
Property, Plant and Equipment [Line Items]
Leasehold property	Over the remaining lease term
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	4 years
Computers [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	4 years
Furniture & fittings [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	4 years
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	8 years
Minimum [Member] | Renovation [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	2 years
Maximum [Member] | Renovation [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	4 years